Exhibit 99.1

Bridgecrest Lending Auto Securitization Trust 2026-2

Class A-1 3.971% Asset Backed Notes

Class A-2 4.24% Asset Backed Notes

Class A-3 4.27% Asset Backed Notes

Class B 4.56% Asset Backed Notes

Class C 4.88% Asset Backed Notes

Class D 5.19% Asset Backed Notes

Class E 7.17% Asset Backed Notes

Servicer's Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.4 of the Sale and Servicing Agreement by and among Bridgecrest Lending Auto Securitization Trust 2026-2, as Issuer, Bridgecrest Lending Auto Securitization Grantor Trust 2026-2, as Grantor Trust, Bridgecrest Auto Funding LLC, as Seller, Bridgecrest Acceptance Corporation, as Servicer and Computershare Trust Company, N.A., as the Indenture Trustee and Standby Servicer, dated as of April 28, 2026. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Distribution Date:	9/15/2026
Collection Period:	8/1/2026	Through	8/31/2026
Accrual Period:	8/17/2026	Through	9/14/2026

I.	Principal Balance Rollforward of Receivables and Additional Collection Activity
			Unit	Principal
	Principal		Reconciliation	Reconciliation
(1)	Beginning Pool Balance of the Collection Period	(1)	33,133	$706,337,422.62
(2)	Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	0	$0.00
(3)	Collateral Takeout & Unwinds	(3)	1	$15,363.13
(4)	Principal Collections	(4)
(5)	Total collections allocable to principal & Units Paid in Full	(5)	223	$9,166,272.14
(6)	Purchased Receivables & receivables purchased pursuant to Sale and Servicing Agreement	(6)	0	$0.00
(7)	Charged-Off Losses (Gross)	(7)
(8)	Charged-off Losses (system current period)	(8)	388	$8,087,131.67
(9)	Ending Pool Balance of the Collection Period {(1) + (2) minus sum of [(3), (5), (6), (8)]}	(9)	32,521	$689,068,655.68
	Interest, Fees and Recoveries for the Collection Period
(10)	Collections allocable to interest	(10)		$11,268,209.45
(11)	Collections from Recoveries	(11)		2,653,378.68
(12)	All other amounts and fees received and not allocable to principal	(12)		$78,955.98
(13)	Total non-Principal Collections {sum of [(10) through (12)]}	(13)		$14,000,544.11

(14)	Original Pool Balance as of Cutoff Date	(14)		$759,931,706.70
(15)	The Pool Factor as of the close of business on the last day set forth above {(9) / (14)}	(15)		90.68%

II.	Overcollateralization and Principal Calculations
(16)	Overcollateralization in Dollars			(16)		$145,053,345.02
(17)	Target Overcollateralization Amount (Greater of)			(17)		$155,040,447.53
(18)	(i) 22.50% of the Pool Balance as of the end of the Collection Period	22.50%	(18)		$155,040,447.53
(19)	(ii) 3.00% of the Pool Balance as of the Cutoff Date	3.00%	(19)		$22,797,951.20

(20)	Beginning of Period AAA through BB Note Balance {sum of (27:33)}		(20)			$562,949,559.81
(21)	Ending Collateral Balance {(9)}		(21)		$689,068,655.68
(22)	Overcollateralization Target Amount {(17)}		(22)		$155,040,447.53
(23)	Required ProForma Note Balance {(21) minus (22)}		(23)			$534,028,208.15
(24)	Excess		(24)			$28,921,351.65

(25)	Total amount allocated to principal			(25)		18,934,249.14

	Class	Orig Balance	BOM Note Bal.	Required Principal Allocated	Reg Principal Allocated	EOM Note Bal.	Note Factor
(26)	Class A Notes	$328,680,000.00	$249,489,559.81	$0.00	$18,934,249.14	$230,555,310.66	70.15%
(27)	Class A-1	$82,000,000.00	$2,809,559.81	$0.00	$2,809,559.81	$0.00	0.00%
(28)	Class A-2	$123,340,000.00	$123,340,000.00	$0.00	$16,124,689.34	$107,215,310.66	86.93%
(29)	Class A-3	$123,340,000.00	$123,340,000.00	$0.00	$0.00	$123,340,000.00	100.00%
(30)	Class B	$66,110,000.00	$66,110,000.00	$0.00	$0.00	$66,110,000.00	100.00%
(31)	Class C	$85,490,000.00	$85,490,000.00	$0.00	$0.00	$85,490,000.00	100.00%
(32)	Class D	$100,310,000.00	$100,310,000.00	$0.00	$0.00	$100,310,000.00	100.00%
(33)	Class E	$61,550,000.00	$61,550,000.00	$0.00	$0.00	$61,550,000.00	100.00%

III.	Reserve Account Reconciliations
	(a) Reserve Account Rollforward	Required Reserve as % of Original Pool Balance
(34)	Specified Reserve Account Amount {(14) * 1.50%}	1.5%	(34)		$11,398,975.60
(35)	Aggregate Note Balance after all distributions {sum of (27:33)}		(35)		$544,015,310.66
(36)	Specified Reserve Amount {Lesser of (34),(35)}		(36)		$11,398,975.60

(37)	Beginning of Period Reserve Account Balance		(37)		$11,398,975.60
(38)	Amount withdrawn from the Reserve Account	(38)		$0.00
(39)	Amount deposited to the Reserve Account	(39)		$0.00
(40)	Ending Reserve Account Balance {(37) minus (38) + (39)}		(40)		$11,398,975.60

IV.	Performance Data for the Collection Period
	Loss Data
	(a)	Gross Losses
(41)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period		(41)		$12,234,228.13
(42)		Gross Charged-Off Receivables losses occurring in current Collection Period {(8)}		(42)		$8,087,131.67
(43)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period		(43)		$20,321,359.80
	(b)	Liquidation Proceeds
(44)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period		(44)		$3,120,667.45
(45)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}		(45)		$2,653,378.68
(46)		Less Net Liquidation Expenses incurred in the current Collection Period		(46)		$(163,180.58)
(47)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period		(47)		$5,610,865.55
	(c)	Net Losses
(48)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period		(48)		$9,113,560.68
(49)		Net Charged-Off Receivables losses occurring in current Collection Period {(42)-(sum of (45) and (46))}		(49)		$5,596,933.57
(50)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period		(50)		$14,710,494.25
	(d)	Historical Net Loss Data
				Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period		$742,748,404.34	$1,248,958.22	0.17%
		Net Losses in Second Preceding Collection Period		$729,956,291.15	$2,573,066.25	0.35%
		Net Losses in First Preceding Collection Period		$714,914,564.92	$4,979,084.36	0.70%
		Net Losses in Current Collection Period		$697,703,039.15	$5,596,933.57	0.80%

	Delinquency Data
	(e)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period
				Current Collection Period		5
				Delinquency Bucket (days)	No. of Receivables	Principal Balance
(51)			(51)	31-60	2,863	$62,599,928.60
(52)			(52)	61-90	1,220	$26,680,566.34
(53)			(53)	91-120	304	$6,380,899.98
(54)			(54)	Total Delinquencies	4,387	$95,661,394.92

(55)		Receivables greater than 60 days delinquent at end of Collection Period	(55)			5.58%
(56)		Delinquency Trigger Rate (based on Current Collection Period)	(56)			50.00%

	Statistical Data (Weighted Averages weighted by outstanding principal balance)
	(f)	Pool Statistics in the Collection Period		Original	Prior Month	Current Month
(57)		Weighted Average APR of the Receivables	(57)	21.42%	21.41%	21.40%
(58)		Weighted Average Remaining Term of the Receivables (months)	(58)	68.06	64.52	63.66
(59)		Weighted Average Original Term of the Receivables (months)	(59)	70.89	70.90	70.91
(60)		Average Receivable Principal Balance	(60)	$21,923.43	$21,318.25	$21,188.42
(61)		Net Losses in Period {(49)}	(61)	$0.00	$4,979,084.36	$5,596,933.57
(62)		Aggregate Realized Losses {(50)}	(62)	$0.00	$9,113,560.68	$14,710,494.25
(63)		Aggregate Realized Loss percentage {(62)/(14)}	(63)	0.00%	1.20%	1.94%
(64)		Number of Receivables at End of Collection Period	(64)	34,663	33,133	32,521

	Extension Data
	(g)	Collection Period Extension Data
(65)		Number of receivables extended in Collection Period (A)		(65)		699
(66)		Principal Balance of receivables extended in Collection Period (B)		(66)		$14,995,643.78
(67)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)		(67)		33,133
(68)		Pool Balance as of the beginning of the Collection Period (D)		(68)		$706,337,422.62
(69)		Ratio of (A) over (C); {(65)/(67)}		(69)		2.11%
(70)		Ratio of (B) over (D); {(66)/(68)}		(70)		2.12%

V.	Amounts Deposited into the Collection Account
	Available Principal
(71)	Collections allocable to principal {(5)}	(71)	$9,166,272.14
(72)	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}	(72)	$2,653,378.68
(73)	Purchased Receivables & receivables purchased pursuant to Sale and Servicing Agreement, Section 8.1	(73)	$0.00
(74)	Purchase Amount for Collateral Takeouts & Unwinds	(74)	$15,363.13
(75)	Total Collected Principal {sum of (71) through (74)}	(75)	$11,835,013.95

	Collected Interest and Other Amounts and Fees not Allocable to Principal
(76)	Collections allocable to Interest {(10)}	(76)	$11,268,209.45
(77)	Collections allocable to Supplemental Servicing Fees {(12)}	(77)	$78,955.98
(78)	Collections allocable to Actual Loss Amount pursuant to Sale and Servicing Agreement, Section 4.3 {(12)}	(78)	$0.00
(79)	Total Collected Interest and Other Amounts and Fees not Allocable to Principal {sum of (76) through (78)}	(79)	$11,347,165.43

(80)	Investment earnings - Collection Account	(80)	$57,975.06

(81)	Excess amount withdrawn from Reserve Account {(38)}	(81)	$0.00

(82)	Amount deposited to Collection Account {sum of [(75), (79), (80), (81)]}	(82)	$23,240,154.44

VI.	Calculation of Interest Distributable Amount
	Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis	Days Basis Rate	Calculated Interest
(83)	Class A-1	$2,809,559.81	$0.00	3.971%	29	Actual/360	8.06%	$8,987.39
(84)	Class A-2	$123,340,000.00	$0.00	4.24%	30	30/360	8.33%	$435,801.33
(85)	Class A-3	$123,340,000.00	$0.00	4.27%	30	30/360	8.33%	$438,884.83
(86)	Class B	$66,110,000.00	$0.00	4.56%	30	30/360	8.33%	$251,218.00
(87)	Class C	$85,490,000.00	$0.00	4.88%	30	30/360	8.33%	$347,659.33
(88)	Class D	$100,310,000.00	$0.00	5.19%	30	30/360	8.33%	$433,840.75
(89)	Class E	$61,550,000.00	$0.00	7.17%	30	30/360	8.33%	$367,761.25

VII.	Cash Distributions for Activity in Collection Period (Waterfall)
				Pursuant to
				Paid per SSA 4.4(a)	Shortfall	Change from Prior Period
		Total Deposited to Collection Account		$23,240,154.44	$0.00	-8.1%
		Supplemental Servicing Fees		$62,532.98	$0.00	-7.5%
		Servicer Liquidation Reimbursements		$179,603.58	$0.00	3.5%
		Available Funds		$22,998,017.88	$0.00	-8.1%
	1A	Servicing Fee	3.00%	$1,765,843.56	$0.00	-2.4%
		Supplemental Servicing Fees unpaid from prior periods		$0.00	$0.00	0.0%
		Liquidation Reimbursements unpaid from prior periods		$0.00	$0.00	0.0%
	1B	Standby Servicer Fees and Expenses (including any unpaid from prior periods)	Greater of .02% or $4,000	$11,772.29	$0.00	-2.4%
		Indemnification amounts to Standby Servicer (including any unpaid from prior periods)		$0.00	$0.00	0.0%
		Fees due to:
	2A	Indenture Trustee (capped at $125,000/year)		$2,000.00	$0.00	0.0%
	2B	Owner Trustee and Grantor Trust Trustee (capped at $120,000/year in aggregate)		$0.00	$0.00	0.0%
	2C	Asset Representations Reviewer (capped at $150,000/year)		$0.00	$0.00	0.0%
	3	Class A Note Interest (for insufficient funds, paid pro-rata across Class A Notes based on interest due to each class of Class A Notes)		$883,673.56	$0.00	-8.0%
	4	First Allocation of Principal pursuant to 8.2(b) of Indenture		$0.00	$0.00	0.0%
	5	Class B Note Interest		$251,218.00	$0.00	0.0%
	6	Second Allocation of Principal pursuant to 8.2(b) of Indenture		$0.00	$0.00	0.0%
	7	Class C Note Interest		$347,659.33	$0.00	0.0%
	8	Third Allocation of Principal pursuant to 8.2(b) of Indenture		$0.00	$0.00	0.0%
	9	Class D Note Interest		$433,840.75	$0.00	0.0%
	10	Fourth Allocation of Principal pursuant to 8.2(b) of Indenture		$0.00	$0.00	0.0%
	11	Class E Note Interest		$367,761.25	$0.00	0.0%
	12	Fifth Allocation of Principal pursuant to 8.2(b) of Indenture		$0.00	$0.00	0.0%
	13	Reserve Account (amount required to fund Reserve Account up to the Specified Reserve Account Balance)		$0.00	$0.00	0.0%
	14	Regular Allocation of Principal pursuant to 8.2(b) of Indenture		$18,934,249.14	$0.00	-9.2%
		Unpaid Fees due to:
	15	Indenture Trustee (in excess of annual cap)		$0.00	$0.00	0.0%
		Owner Trustee (in excess of annual cap)		$0.00	$0.00	0.0%
		Grantor Trust Trustee (in excess of annual cap)		$0.00	$0.00	0.0%
		Standby Servicer Fees and Expenses (in excess of annual cap)		$0.00	$0.00	0.0%
		Asset Representations Reviewer		$0.00	$0.00	0.0%
	16	Certficateholders, pro-rata based on Percentage Interest of each Certficateholder		$0.00	$0.00	0.0%

IN WITNESS WHEREOF, I Daniel Gaudreau, Chief Financial Officer of Bridgecrest Acceptance Corporation have executed this Servicer's Certificate as of the Determination Date set forth above.

Signature:	/s/ Daniel Gaudreau

Date:	9/15/2026